Segment information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segments
Revenues	€ 781,426	€ 751,448	€ 618,034
Cost of revenue	(606,375)	(577,383)	(466,491)
Gross profit	175,051	174,065	151,543
Operating income and (expenses)
Research and development cost	(68,529)	(76,642)	(72,200)
Selling, general and administrative cost	(169,610)	(156,190)	(105,445)
Impairment of intangible assets	(5,011)		(683)
Other operating income	64,793	81,582	73,472
Other operating expenses	(44,202)	(1,965)	(5,691)
Total operating income and (expenses)	(222,558)	(153,215)	(110,547)
Operating income (loss)	(47,507)	20,850	40,996
EVT Execute
Segments
Revenues	514,542	546,718	471,052
EVT Innovate
Segments
Revenues	266,884	204,730	146,982
Operating segments | EVT Execute
Segments
Cost of revenue	(631,373)	(605,751)	(482,588)
Gross profit	107,365	129,884	127,580
Operating income and (expenses)
Research and development cost	(4,391)	(5,305)	(2,900)
Selling, general and administrative cost	(130,810)	(125,293)	(83,936)
Impairment of intangible assets	(5,011)
Other operating income	31,337	35,197	26,684
Other operating expenses	(41,508)	(1,960)	(4,319)
Total operating income and (expenses)	(150,383)	(97,361)	(64,471)
Operating income (loss)	(43,018)	32,523	63,109
Operating segments | EVT Innovate
Segments
Cost of revenue	(184,700)	(145,566)	(110,379)
Gross profit	82,184	59,164	36,603
Operating income and (expenses)
Research and development cost	(78,636)	(86,320)	(81,940)
Selling, general and administrative cost	(38,800)	(30,897)	(21,509)
Impairment of intangible assets			(683)
Other operating income	33,456	46,385	46,788
Other operating expenses	(2,694)	(5)	(1,372)
Total operating income and (expenses)	(86,673)	(70,837)	(58,716)
Operating income (loss)	(4,489)	(11,673)	(22,113)
Elimination between the segments
Segments
Revenues	(224,196)	(188,917)	(139,116)
Cost of revenue	209,698	173,934	126,476
Gross profit	(14,497)	(14,983)	(12,640)
Operating income and (expenses)
Research and development cost	14,497	14,983	12,640
Total operating income and (expenses)	14,497	14,983	12,640
Elimination between the segments | EVT Execute
Segments
Revenues	€ (224,196)	€ (188,917)	€ (139,116)